FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

26.FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

CLASSIFICATION AND CARRYING AMOUNT OF FINANCIAL INSTRUMENTS

Financial assets and financial liabilities have been classified into categories that determine their basis of measurement and, for items measured at fair value, whether changes in fair value are recognized in the profit or loss or in other comprehensive income. These categories are financial assets and financial liabilities at FVTPL, financial assets at amortized cost, and financial liabilities at amortized cost. The following tables show the carrying values and the fair value of assets and liabilities for each of these categories as at December 31, 2022 and 2021:

			As at December 31, 2022
		At fair value through	Amortized cost	Total
		profit or loss
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents		—	59,924	59,924
Grants receivable and other current assets	12	—	3,983	3,983
Investments – Listed shares	7	800	—	800
Total financial assets		800	63,907	64,707

FINANCIAL LIABILITIES
Account payables and accrued liabilities	11	—	15,429	15,429
Borrowings	14	—	1,988	1,988
Convertible Notes	15	6,727	49,817	56,544
Total financial liabilities		6,727	67,234	73,961

			As at December 31, 2021
		At fair value through	Amortized cost	Total
		profit or loss
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents		—	62,355	62,355
Grants receivable and other current assets	12	—	3,096	3,096
Total financial assets		—	65,451	65,451

FINANCIAL LIABILITIES
Account payables and accrued liabilities	11	—	15,193	15,193
Borrowings	14	—	2,129	2,129
Total financial liabilities		—	17,322	17,322

FINANCIAL RISKS

Fair value

Current financial assets and financial liabilities are valued at their carrying amounts, which are reasonable estimates of their fair value due to their relatively short-maturities; this includes cash and cash equivalents, grants receivable and other current assets and accounts payable and other. Borrowings and the convertible debt host  are accounted for at amortized cost using the effective interest method, and their fair value approximates their carrying value except for the convertible debt host for which fair value is estimated at $59.3 million (US$43.8 million) (level 3).

Fair Value Hierarchy

Subsequent to initial recognition, the Company uses a fair value hierarchy to categorize the inputs used to measure the financial instruments at fair value grouped into the following levels based on the degree to which the fair value is observable.

-	Level 1: Inputs derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
-

Level 2: Inputs derived from other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

-	Level 3: Inputs that are not based on observable market data (unobservable inputs).

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	800	—	—	800
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	6,727	6,727

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022 (none in 2021).

Financial Instruments Measured at FVTPL

Non-Current investments

Equity instruments publicly listed are classified as a Level 1 in the fair value hierarchy. Their fair values are a recurring measurement and are estimated using the closing share price observed on the relevant stock exchange.

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

The Company manages its liquidity risk by using budgets that enable it to determine the amounts required to fund its exploration, evaluation, and development expenditure programs. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets or other alternative forms of financing is hindered, whether because of a downturn in stock market conditions generally or related to matters specific to the Company. The Company has historically generated cash flow primarily from its financing activities.

Management believes that without additional funding, the Company does not have sufficient liquidity to pursue its planned expenditures over the next twelve months. These circumstances indicate the existence of material uncertainties that cast substantial doubt upon the Company’s ability to continue as a going concern and accordingly, the appropriateness of the use of IFRS applicable to a going concern (see note 1).

As at December 31, 2022, all of the Company’s short-term liabilities totalled $16,105 ($15,730 in 2021), have contractual maturities of less than one year and are subject to normal trade terms. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity.

	As at December 31, 2022
	Carrying	Contractual	0 to 12	12 to 24	More than
	amount	cash flow	months	months	24 months
Account payables and accrued liabilities	15,429	15,429	15,429	—	—
Lease liabilities	2,817	3,423	560	647	2,216
Borrowings	1,988	2,330	352	577	1,401
Convertible Notes – Host(i)	49,817	67,723	—	—	67,723
Convertible Notes – Embedded Derivatives(i)	6,727	—	—	—	—

(i)The Convertible Notes are translated at the spot rate as of December 31, 2022

The Company has one variable lease agreement that is indexed to the consumer price index, on March 31 of each year.

Credit risk

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. The Company’s credit risk is primarily related to cash and cash equivalents and receivables. The receivables consist mainly of the refund of the goods and services tax receivable from the governments of Canada and Quebec, as well as tax credits receivable from the Government of Quebec. The Company mitigates credit risk by maintaining cash with Canadian chartered banks and guaranteed deposits in credit unions.

Currency risk

Foreign currency risk is the risk that the Company’s financial performance could be affected by fluctuations in the exchange rates between currencies. Some of the Company’s expenditures are denominated in U.S dollars and since August 2021, the Company holds balances in cash denominated in U.S dollars. Also, the convertible notes are denominated in U.S dollars. As such, the Company is exposed to gains or losses on foreign exchange.

Currently, the Company has no hedging contracts in place and therefore has exposure to the foreign exchange rate fluctuations. The strengthening of the U.S. dollar would negatively impact the Company’s net income and cash flows while the strengthening of the Canadian dollar would increase its net income and cash flows.

As at December 31, 2022 and 2021, the balances in U.S. dollars held by the Company were as follows:

	As at December 31, 2022	As at December 31, 2021
	$	$
Cash and cash equivalents in US dollars	10,928	11,435
Accounts payables in US dollars	(407)	(1,044)
Convertible notes – Host in US dollars	(36,780)	—
Net exposure, in US dollars	(26,259)	10,391
Equivalent in Canadian dollars	(35,570)	13,175

Based on the balances as at December 31, 2022, a 5% increase (decrease) in the exchange rates on that date (with all other variables being constant) would have resulted in an increase (decrease) of net loss of approximately ($1,778) in 2022 ($659 in 2021).

Also see note 15 for the Embedded Derivatives.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The company is exposed to interest rate risk primarily on its convertible notes bearing interest at variable rates and does not take any particular measures to protect itself against fluctuations in interest rates. With the exception of the convertible notes, the Company’s financial assets and financial liabilities are not significantly exposed to interest rate risk because either they are short-term in nature or because they are non-interest bearing.

The convertible notes bear interest equal to the greater of 6% and the 3-month Term SOFR plus 4%. Based on the balance of the convertible notes as at December 31, 2022, the impact on net financial expenses over a 12-month horizon of a 1.0% shift in interest rates would amount to approximately $677. See note 15 for the interest rate risk on the embedded Derivatives.